SUPPLEMENT DATED APRIL 30, 2015
TO

PROSPECTUSES DATED APRIL 29, 2011
FOR MASTERS EXTRA NY, MASTERS ACCESS NY, MASTERS CHOICE NY, AND
MASTERS FLEX NY

PROSPECTUSES DATED MAY 1, 2007
FOR MASTERS REWARD NY AND MASTERS SELECT NY

ISSUED BY DELAWARE LIFE INSURANCE COMPANY OF NEW YORK
DELAWARE LIFE NY VARIABLE ACCOUNT C

This supplement contains information regarding a change to an investment option that is available under your Contract.

Effective immediately, the name of the Oppenheimer Capital Income Fund/VA has changed to Oppenheimer Conservative Balanced Fund/VA.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

Masters 1 NY 5/2015